Segment Results - Corporate Divisions - Corporate Bank (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ 0	€ (46)	€ (5)	€ (45)
Corporate Bank [Member]
Net revenues [Abstract]
Corporate Treasury Services	[1]	1,053	1,056	2,126	2,122
Institutional Client Services		527	530	1,000	992
Business Banking	[1]	316	336	637	686
Total net revenues		1,896	1,922	3,763	3,800
Of which [Abstract]
Net interest income	[2]	1,179	1,289	2,348	2,575
Net Commissions and fee income	[2]	700	660	1,359	1,283
Remaining income	[2]	17	(27)	56	(57)
Provision for credit losses		22	135	99	198
Noninterest expenses [Abstract]
Compensation and benefits		407	403	817	784
General and administrative expenses		730	779	1,477	1,602
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		0	0	0	0
Total noninterest expenses		1,137	1,182	2,294	2,386
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		€ 738	€ 605	€ 1,370	€ 1,216
Employees (full time equivalent)	[3]	26,589	25,556	26,589	25,556
Employees (front office, full time equivalent)	[3]	8,148	7,802	8,148	7,802
Employees (business aligned operations, full time equivalent)	[3]	8,087	7,990	8,087	7,990
Employees (allocated central infrastructure, full time equivalent)	[3]	10,353	9,764	10,353	9,764
Total assets	[3],[4]	€ 280,000	€ 271,000	€ 280,000	€ 271,000
Risk-weighted assets (RWA)	[3]	72,000	75,000	72,000	75,000
of which, operational risk RWA	[3]	11,000	9,000	11,000	9,000
Leverage exposure	[3]	323,000	315,000	323,000	315,000
Deposits	[3]	302,000	303,000	302,000	303,000
Loans gross of allowances for loan losses	[3]	€ 117,000	€ 117,000	€ 117,000	€ 117,000
Cost Income Ratio	[5]	59.90%	61.50%	61.00%	62.80%
Post tax return on average shareholders equity		16.20%	14.20%	14.80%	14.40%
Post tax return on average tangible shareholders equity		17.60%	15.20%	15.90%	15.40%

[1]	Starting from the first quarter of 2025, certain smaller non-complex clients previously recorded under Corporate Treasury Services are reported under Business Banking. The reclassification follows a review and realignment of client coverage to provide clients with the most effective coverage within the Corporate Bank. Prior years’ comparatives are presented in the current reporting structure
[2]	Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report
[3]	As of quarter-end
[4]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[5]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income